Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Expenses
Research and development	$ 7,132,952	$ 5,003,640
General and administrative	4,041,711	3,317,189
Operating expenses	11,174,663	8,320,829
Other loss (income)
Change in fair value of stock option and derivative liabilities	(60,111)	(245,963)
Foreign exchange loss	57,003	7,355
Interest income	(33,243)	(457)
Other loss (income)	(36,351)	(239,065)
Net and comprehensive loss for the year	11,138,312	8,081,764
Computation of basic loss per share
Net and comprehensive loss for the year	(11,138,312)	(8,081,764)
Series B Preferred stock dividend	176,236	790,454
Net and comprehensive loss available to common stockholders	$ 11,314,548	$ 8,872,218
Basic and fully diluted loss per share	$ 5.42	$ 7.36
Basic weighted average number of shares	2,086,142	1,204,708